Other Liabilities (Summary of Other Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Other Liabilities [Abstract]
Accounts payable, accrued expenses, and other items	$ 8,475	$ 8,954
Accrued interest	4,448	4,652
Accrued salaries and employee benefits	7,413	7,313
Cheques and other items in transit	1,188	255
Current income tax payable	318	296
Deferred tax liabilities	301	303
Defined benefit liability	1,328	1,372
Lease liabilities	5,354	5,352
Liabilities related to structured entities	3,110	4,008
Provisions	1,545	1,735
Total	$ 33,480	$ 34,240